income taxes	12 Months Ended
Dec. 31, 2018
income taxes
income taxes

10     income taxes

(a)    Expense composition and rate reconciliation

Years ended December 31 (millions)	2018	2017
		(adjusted –
		Note 2(c))
Current income tax expense
For the current reporting period	$483	$205
Adjustments recognized in the current period for income taxes of prior periods	(5)	(82)
	478	123
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	75	361
Revaluation of deferred income tax liability to reflect future income tax rates	—	28
Adjustments recognized in the current period for income taxes of prior periods	(1)	78
	74	467
	$552	$590

Our income tax expense and effective income tax rate differ from those calculated by applying the applicable statutory rates for the following reasons:

Years ended December 31 ($ in millions)	2018		2017
			(adjusted –Note 2(c))
Income taxes computed at applicable statutory rates	$586	27.0%	$578	26.7%
Revaluation of deferred income tax liability to reflect future income tax rates	—	—	28	1.3
Adjustments recognized in the current period for income taxes of prior periods	(6)	(0.3)	(4)	(0.2)
Other	(28)	(1.3)	(12)	(0.6)
Income tax expense per Consolidated statements of income and other comprehensive income	$552	25.4%	$590	27.2%

(b)    Temporary differences

We must make significant estimates in respect of the composition of our deferred income tax liability. Our operations are complex and the related income tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some income tax matters in question.

Temporary differences comprising the net deferred income tax liability and the amounts of deferred income taxes recognized in the Consolidated statements of income and other comprehensive income and the Consolidated statements of changes in owners’ equity are estimated as follows:

	Property, plant			Net pension				Partnership
	and equipment			and share-		Losses		income
	and intangible	Intangible	Contract	based	Provisions not	available to		unallocated for	Net deferred
	assets subject	assets with	assets with	compensation	currently	be carried		income tax	income tax
(millions)	to amortization	indefinite lives	liabilities	amounts	deductible	forward [1]	Other	purposes	liability
As at January 1, 2017
As previously reported	$870	$1,457	$—	$(48)	$(148)	$(6)	$(18)	$(5)	$2,102
IFRS 15, Revenue from Contracts with Customers transitional amount (Note 2(c))	—	—	404	—	—	—	—	—	404
As adjusted [2]	870	1,457	404	(48)	(148)	(6)	(18)	(5)	2,506
Deferred income tax expense recognized in
Net income (Note 2(c))	348	84	37	(11)	8	(1)	(3)	5	467
Other comprehensive income	—	—	—	(61)	—	—	4	—	(57)
Deferred income taxes charged directly to owners’ equity and other	3	20	—	—	—	—	(3)	—	20
As at December 31, 2017 [3]	1,221	1,561	441	(120)	(140)	(7)	(20)	—	2,936
Deferred income tax expense recognized in
Net income	14	78	55	(20)	(10)	1	(44)	—	74
Other comprehensive income	—	—	—	119	—	—	(6)	—	113
Deferred income taxes charged directly to owners’ equity and other	(2)	79	—	—	(54)	—	1	—	24
As at December 31, 2018 [4]	$1,233	$1,718	$496	$(21)	$(204)	$(6)	$(69)	$—	$3,147
1	We expect to be able to utilize our non-capital losses prior to expiry.
2	Deferred tax liability of $2,511, net of deferred tax asset of $5 (included in Other long-term assets).
3	Deferred tax liability of $2,941, net of deferred tax asset of $5 (included in Other long-term assets).
4	Deferred tax liability of $3,152, net of deferred tax asset of $5 (included in Other long-term assets).

IFRS-IASB requires the separate disclosure of temporary differences arising from the carrying value of investments in subsidiaries and partnerships exceeding their tax base, for which no deferred income tax liabilities have been recognized because the parent is able to control the timing of the reversal of the difference and it is probable that it will not reverse in the foreseeable future. In our specific instance, this is relevant to our investments in Canadian subsidiaries and Canadian partnerships. We are not required to recognize such deferred income tax liabilities, as we are in a position to control the timing and manner of the reversal of the temporary differences, which would not be expected to be exigible to income tax, and it is probable that such differences will not reverse in the foreseeable future. We are in a position to control the timing and manner of the reversal of temporary differences in respect of our non-Canadian subsidiaries, and it is probable that such differences will not reverse in the foreseeable future.

(c)    Other

We have net capital losses, and such losses may only be applied against realized taxable capital gains. We expect to include a net capital loss carry-forward of $NIL (2017 – $NIL) in our Canadian income tax returns. During the year ended December 31, 2018, we recognized the benefit of $NIL (2017 – $4 million) of net capital losses.

We conduct research and development activities, which are eligible to earn Investment Tax Credits. During the year ended December 31, 2018, we recorded Investment Tax Credits of $10 million (2017 – $12 million). Of this amount, $6 million (2017 – $7 million) was recorded as a reduction of property, plant and equipment and/or intangible assets and the balance was recorded as a reduction of Goods and services purchased.